Commitments and Contingencies - Future minimum operating lease payments (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Future minimum payments on operating leases:
2016	$ 69,256
2017	62,517
2018	56,122
2019	51,447
2020	46,356
2021-2031	131,826
Total minimum future rentals	$ 417,524